Stockholders' Equity (Deficit) - Additional Information (Detail)							1 Months Ended						12 Months Ended
	May. 28, 2015 USD ($) shares	May. 26, 2015 $ / shares shares	May. 04, 2015 USD ($) $ / shares shares	Apr. 28, 2015 USD ($) $ / shares shares	Apr. 08, 2015 USD ($)	Sep. 26, 2012 $ / shares shares	May. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2014 Employee	May. 31, 2014 USD ($)	Mar. 31, 2014 USD ($) shares	Feb. 28, 2014 Tranche $ / shares shares	Jun. 30, 2013 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	May. 21, 2014 USD ($)	Feb. 20, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized													10,000,000	0
Preferred stock, par value | $ / shares													$ 0.00001	$ 0.00001
Preferred stock, shares issued													0	0
Preferred stock, shares outstanding													0	0
Common stock, shares authorized													300,000,000	25,000,000
Common stock, par value | $ / shares													$ 0.00001	$ 0.00001
Common stock sold							56,997
Unrecognized compensation expense | $													$ 61,566					$ 168,000
Stock compensation expense | $													$ 2,601,448	$ 6,258
Number of common stock for issuance in exchange for future services from founders											1,000,000
Common stock price per share | $ / shares											$ 0.01
Number of tranches | Tranche											2
Common stock shares repurchased							633,810
Repurchase of common stock from stockholders, per share | $ / shares							$ 0.00001
Remaining number of repurchased shares							366,190
Employment agreement with number of employees | Employee								5
Employee agreement description													In exchange for this agreement to receive a lower salary, the Company agreed to issue, on the date of the closing of the IPO, to each of these employees a certain amount of fully vested restricted stock equal to the quotient of (1) the product of 150% of the difference between the employee’s post-IPO salary and his or her pre-IPO salary multiplied by the number of days between the date of the closing of the IPO and the date of execution of the employee’s employment agreement, divided by (2) the product of 365 multiplied by the closing sales price of the Company’s common stock on the date of the closing of the IPO.
Percentage of salary difference between post and pre IPO quotient of product								150.00%
Potential full vested restricted stock amount not recorded as liability | $														520,476
Repurchase of common stock from stockholders, value | $													$ 38	2
Anniversary date of closing of IPO													May 04, 2016
Granted, Shares													443,894
Accrued license fees | $			$ 29,247,711											19,865,863			$ 21,169,616
Convertible notes payable, current | $														304,274
Convertible notes payable, interest | $														$ 77,222
Convertible notes payable and interest conversion, shares issued			57,046
Shares issued under ESPP													5,711
Loan Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Note conversion, principal amount of loan plus all accrued and previously unpaid interest					200.00%
Note conversion, description													Ligand has agreed that it will not, until the earlier of (A) 270 days from the date of conversion of the Ligand Note or (B) April 28, 2016 (one year following the date of the prospectus filed with the SEC relating to the IPO), sell or otherwise transfer or dispose of the shares of common stock issuable upon conversion of the Ligand Note.
Anniversary date of closing of IPO													May 04, 2016
Minimum [Member] | Loan Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate net proceeds from issue of equity securities | $					$ 20,000,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock sold				3,000,000			3,450,000
Repurchase of common stock			3,802,859
Repurchase of common stock from stockholders, per share | $ / shares			$ 0.00001
Repurchase of common stock from stockholders, value | $			$ 38
Anniversary date of closing of IPO				May 04, 2015
Common stock, price per share | $ / shares		$ 8.00		$ 8.00
Underwriters option exercise period				30 days
Number of additional common shares pursuant to over-allotment option granted to the underwriters	450,000			450,000
Net proceeds after deducting underwriting discounts and commissions | $	$ 3,225,866			$ 19,100,500			$ 22,326,366
Underwriting discounts, commissions and other offering expenses | $	$ 374,134		4,899,500				$ 5,273,634
Accrued license fees | $			27,422,872													$ 24,826,374
Non-cash interest charge | $			4,421,338
Convertible notes payable, current | $			310,350
Convertible notes payable, interest | $			$ 24,276
Convertible notes payable and interest conversion, shares issued			57,046
Beneficial conversion charge | $													$ 121,786
Additional shares purchase under underwriting agreement		450,000
IPO [Member] | Ligand And Metabasis Therapeutics Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock sold	228,105
IPO [Member] | Accrued License Fees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued for contribution of intellectual property			3,427,859
Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense | $													$ 18,407
Number of common stock for issuance in exchange for future services from founders											500,000
Remaining number of repurchased shares							183,095
Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock for issuance in exchange for future services from founders											500,000
Remaining number of repurchased shares							183,095
Founder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued for contribution of intellectual property						4,750,000
Deemed fair value per share | $ / shares						$ 0.01
Common stock available under repurchase agreement													0
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deemed fair value per share | $ / shares															$ 0.01
Common stock sold															700,000
Cash proceeds from common stock issuance | $															$ 7
Issuance of common stock for notes receivable | $															$ 6,993
Repurchase of common stock										200,000		250,000
Refund of cash contributed by consultant for repurchase of common stock | $										$ 2		$ 3
Termination of notes receivable in exchange of common stock repurchased | $										$ 1,998		$ 2,497
Write off accounts receivable for consideration of service provided | $									$ 2,498
Write off accounts receivable including interest for consideration of service provided | $									2,581
Accrued interest writes off for consideration of service provided | $									$ 83
Unrecognized compensation expense | $													$ 290
Weighted-average Recognition Period													1 year 3 months
Stock compensation expense | $													$ 145
Non-employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares				83,144
Employees, Directors and Consultants [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock sold													422,879
Granted, Shares													206,000